Other liabilities - Tax Payables and Other Liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
	May 29, 2016	Dec. 31, 2018	Dec. 31, 2017
Other liabilities
VAT, current		$ 6,491	$ 1,784
VAT		6,491	1,784
Accrued social security taxes payable, current		5,001	5,095
Accrued social security taxes payable		5,001	5,095
Personal income tax withholding payable, current		1,436	1,049
Personal income tax withholding payable		1,436	1,049
Other tax payables, non current			1,574
Other tax payables, current		7,871	9,857
Other tax payables		7,871	11,431
Total non-current tax payables			1,574
Total current tax payables		20,799	17,785
Total tax payables		$ 20,799	$ 19,359
Term Of Service Condition	3 years	3 years